UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21730

Salient Private Access TEI Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8th FLOOR, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:

John A. Blaisdell	George J. Zornada
Salient Private AccessTEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/17

Date of reporting period: 06/30/17

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Salient Private Access TEI Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	11
Privacy Policy	13

Salient Private Access Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Schedule of Investments	2
Statement of Operations	9
Statements of Changes in Partners’ Capital	10
Statement of Cash Flows	11
Notes to Financial Statements	12
Supplemental Information	32
Privacy Policy	34

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2017
(Unaudited)

Assets
Investment in the Offshore TEI Fund, at fair value	$107,441,718
Receivable from the Offshore TEI Fund	2,735,000
Total assets	110,176,718
Liabilities and Partners’ Capital
Withdrawals payable	2,735,000
Servicing Fees payable	275,241
Accounts payable and accrued expenses	307,722
Total liabilities	3,317,963
Partners’ capital	106,858,755
Total liabilities and partners’ capital	$110,176,718

See accompanying notes to financial statements.

1

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2017
(Unaudited)

Net investment loss allocated from the Offshore TEI Fund:
Dividend income (net of foreign tax withholding of $11,251)	$472,425
Interest income	80,618
Expenses	(1,455,027)
Net investment loss allocated from the Offshore TEI Fund	(901,984)
Expenses of the TEI Fund:
Servicing Fees	554,556
Professional fees	67,434
Other expenses	32,238
Total expenses of the TEI Fund	654,228
Net investment loss of the TEI Fund	(1,556,212)
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund:
Net realized gain (loss) from investments	776,603
Change in unrealized appreciation/depreciation from investments	1,857,967
Net realized and unrealized gain from investments allocated from the Offshore TEI Fund	2,634,570
Net increase in partners’ capital resulting from operations	$1,078,358

See accompanying notes to financial statements.

2

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2016 and
Six Months Ended June 30, 2017 (Unaudited)

Partners’ capital at December 31, 2015	$119,187,103
Contributions	3,665,223
Withdrawals	(9,348,219)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(1,914,063)
Net realized gain from investments	7,957,486
Change in unrealized appreciation/depreciation from investments	(8,272,133)
Net decrease in partners’ capital resulting from operations	(2,228,710)
Partners’ capital at December 31, 2016	$111,275,397
Contributions	—
Withdrawals	(5,495,000)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,556,212)
Net realized gain from investments	776,603
Change in unrealized appreciation/depreciation from investments	1,857,967
Net increase in partners’ capital resulting from operations	1,078,358
Partners’ capital at June 30, 2017	$106,858,755

See accompanying notes to financial statements.

3

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2017
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$1,078,358
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Offshore TEI Fund	(2,634,570)
Net investment loss allocated from the Offshore TEI Fund	901,984
Redemptions from the Offshore TEI Fund	6,190,587
Change in operating assets and liabilities:
Receivable from the Offshore TEI Fund	(485,000)
Servicing Fees payable	(6,643)
Accounts payable and accrued expenses	(34,716)
Net cash provided by operating activities	5,010,000
Cash flows from financing activities:
Contributions	—
Withdrawals	(5,010,000)
Net cash used in financing activities	(5,010,000)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

4

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2017
(Unaudited)

(1)	ORGANIZATION

The Salient Private Access TEI Fund, L.P. (formerly known as The Endowment TEI Fund, L.P., the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 17, 2005, as a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for the Salient Private Access (Offshore TEI) Fund, Ltd. (formerly known as The Endowment (Offshore TEI) Fund, Ltd., the “Offshore TEI Fund”), which in turn is a feeder fund for the Salient Private Access Master Fund, L.P. (formerly known as The Endowment Master Fund, L.P., the “Master Fund”). For convenience, reference to the TEI Fund may include the Offshore TEI Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The TEI Fund pursues its investment objective by investing substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, which has the same investment objectives as the Offshore TEI Fund and the TEI Fund. The Master Fund invests its assets in investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The Offshore TEI Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on June 30, 2017, was 39.24%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

5

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore TEI Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore TEI Fund.

Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

6

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore TEI Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2017, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the TEI Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any

7

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

state. The TEI Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The TEI Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the TEI Fund’s limited partnership agreement. The TEI Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund (through the Offshore TEI Fund), are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the TEI Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund and Offshore TEI Fund, generally recommends to the Board that the TEI Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the TEI Fund’s assets are invested in the Master Fund (through the Offshore TEI Fund), the ability of the TEI Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s and Offshore TEI Fund’s repurchase policies. The Master Fund’s and Offshore TEI Fund’s repurchase policies are substantially similar to the TEI Fund’s repurchase policy as any tender offer by the Master Fund (through the Offshore TEI Fund) is subject to the sole discretion of the Board. In addition, the TEI Fund may determine not to conduct a repurchase offer each time the Master Fund and Offshore TEI Fund conduct a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the TEI Fund.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2017, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore TEI Fund).

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore TEI Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment

8

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

in or commitment to such Investment Funds as held directly or through the Offshore TEI Fund and Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore TEI Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. So long as the TEI Fund invests all of its investable assets in the Offshore TEI Fund, which in turn invests all of its investable assets in the Master Fund, the TEI Fund will not pay the Adviser directly any Investment Management Fee; however, should the TEI Fund not have all of its investments in the Offshore TEI Fund, it may be charged the 1.00% Investment Management Fee directly. The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	PLACEMENT AGENTS

The TEI Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the TEI Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the TEI Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(c)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2017, $554,556 was incurred for Servicing Fees.

9

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net investment loss to average partners’ capital(1)	(2.86)%	(1.66)%	(1.48)%	(3.55)%	(1.98)%	(2.08)%
Expenses to average partners’ capital(1)	3.87%	2.81%	3.06%	4.41%	2.61%	2.76%
Portfolio turnover(2)	5.94%	16.94%	12.52%	16.96%	16.95%	20.88%
Total return(3), (4)	0.98%	(1.76)%	1.76%	5.18%	3.45%	1.24%
Partners’ capital, end of period (000s)	$106,859	$111,275	$119,187	$120,847	$918,585	$1,369,867

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore TEI Fund and the Master Fund.

(2)

The TEI Fund is invested exclusively in the Offshore TEI Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

(3)	Calculated as geometrically linked monthly returns for each month in the period.
(4)

Calculated including benefit of early repurchase fees in each applicable year. Had these early repurchase fees not been included as income for purposes of the total return calculation, the total return would have been 1.24% for 2012.

(10)	SUBSEQUENT EVENTS

Based on the partners’ capital of the TEI Fund, the Adviser recommended to the Board that a tender offer to repurchase interests in an amount of up to $2,707,100 be made for the quarter ending September 30, 2017 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the TEI Fund were notified of a tender offer with an August 31, 2017 expiration date (“Expiration Date”). In response to the number of partners electing to tender their Interests as of the Expiration Date, which amounted to approximately $78 million in gross redemptions, the Adviser, in its discretion, will pro-rate the amount elected to be tendered in accordance with the TEI Fund’s repurchase procedures. The final amount that is accepted by the Master Fund, and subsequently the TEI Fund, will appear in the next report to partners.

Management of the TEI Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2017.

10

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2017
(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Salient Private Access Master Fund, L.P., the Salient Private Access Registered Fund, L.P., the Salient Private Access Institutional Fund, L.P, and the Salient Private Access TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000, paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, an annual fee of $833 for each Compliance committee member and $625 for each Audit and Valuation committee member, an annual fee of $5,000 for the valuation committee chairman and $3,000 for each other committee chair, each of which is paid quarterly, and an annual fee of $5,000, paid quarterly, to the Lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2017.

Asset Class(1)	Fair Value	%
Energy	$33,867,605	11.13
Event-Driven	10,928,602	3.59
Financials	1,208,926	0.40
Food Technology	399,995	0.13
Global Macro and Trading	29,262,997	9.61
Private Equity	130,581,999	42.90
Professional Services	420,364	0.14
Real Estate	16,267,748	5.34
Relative Value	81,445,054	26.76
Total Investments	$304,383,290	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

11

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2017
(Unaudited)

Form N-Q Filings

The TEI Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The TEI Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The TEI Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

12

SALIENT PRIVATE ACCESS TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The TEI Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the TEI Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the TEI Fund’s service providers, including the TEI Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the TEI Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

13

Salient
Private Access Fund

Salient Private Access Master Fund, L.P.

Shareholder Report

June 30, 2017
(Unaudited)

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2017
(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $250,689,994)	$267,481,590
Investments in affiliated Investment Funds, at fair value (cost $45,691,002)	34,872,416
Investments in securities, at fair value (cost $2,851,637)	2,029,284
Total investments	304,383,290
Cash and cash equivalents	13,200,980
Deposits at brokers for swaps	3,632,650
Interest and dividends receivable	4,679
Receivable from investments sold	5,202,223
Offshore withholding tax receivable	255,535
Prepaids and other assets	16,916
Total assets	326,696,273
Liabilities and Partners’ Capital
Withdrawals payable	6,965,000
Credit facility	42,000,000
Investment Management Fees payable	705,104
Payable to affiliate	493,127
Offshore withholding tax payable	317,824
Unrealized loss on swap agreements	1,972,614
Administration fees payable	41,799
Payable to Adviser	100,000
Payable to Directors	23,383
Accounts payable and accrued expenses	170,919
Total liabilities	52,789,770
Partners’ capital	273,906,503
Total liabilities and partners’ capital	$326,696,273

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.99% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$3,431,402
Sentient Global Resources Fund IV, L.P.		2,032,971
Global Macro and Trading (3.69% of Partners’ Capital)
CCP Core Macro Fund LP- Class Newton USD		10,107,108
Private Equity (15.22% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		59,624
CX Partners Fund Ltd. (1)		4,610,136
Gavea Investment Fund II A, L.P.		8,244
Gavea Investment Fund III A, L.P.		344,885
Hillcrest Fund, L.P. (1)		355,143
India Asset Recovery Fund L.P.		19,060
J.C. Flowers III L.P. (1)		2,473,806
LC Fund IV, L.P. (1)		3,774,827
New Horizon Capital III, L.P. (1)		3,428,840
Northstar Equity Partners III (1)		1,340,041
Orchid Asia IV, L.P. (1)		655,483
Reservoir Capital Partners (Cayman), L.P. (1)		1,155,047
Tiger Global Private Investment Partners IV, L.P. (1)		1,018,041
Tiger Global Private Investment Partners V, L.P. (1)		2,291,865
Tiger Global Private Investment Partners VI, L.P.		1,472,289
Trustbridge Partners II, L.P. (1)		2,992,209
Trustbridge Partners III, L.P. (1)		6,675,016
Trustbridge Partners IV, L.P. (1)		3,661,378
Trustbridge Partners V, L.P.		5,345,438
Real Estate (0.58% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		694,068
Phoenix Asia Real Estate Investments II, L.P.		905,339
Total Cayman Islands		58,852,260
Guernsey
Private Equity (0.17% of Partners’ Capital)
Mid Europa Fund III LP		465,246
Total Guernsey		465,246

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Republic of Mauritius
Real Estate (0.66% of Partners’ Capital)
ORBIS Real Estate Fund I (2)		$1,800,430
Total Republic of Mauritius		1,800,430
United Kingdom
Private Equity (1.08% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		342,290
Sovereign Capital Limited Partnership III (1)		2,604,891
Real Estate (0.14% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		101,484
Patron Capital, L.P. II		35,692
Patron Capital, L.P. III		247,120
Total United Kingdom		3,331,477
United States
Energy (10.36% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		291,598
ArcLight Energy Partners Fund V, L.P.		973,002
CamCap Resources, L.P.		2,398
EIV Capital Fund II, LP (1)		897,652
EMG AE Permian Co-Investment, LP		1,377,709
EnCap Energy Capital Fund VII-B LP (1)		227,255
EnCap Energy Infrastructure TE Feeder, L.P. (1)		434,283
Energy & Minerals Group Fund II, L.P. (1)		2,964,573
Haddington Energy Partners III, L.P.		854,213
Intervale Capital Fund, L.P.		771,412
Merit Energy Partners G, L.P.		2,422,039
Midstream & Resources Follow-On Fund, L.P. (1)		2,490,402
NGP Energy Technology Partners II, L.P. (1)		555,713
NGP IX Offshore Fund, L.P. (1)		246,810
NGP Midstream & Resources, L.P. (1)		1,796,690
Quantum Parallel Partners V, LP		9,000,000
Tenaska Power Fund II-A, L.P. (1)		202,203
Tocqueville Gold Partners, L.P.		23,920
Vortus Investments, LP		2,856,244
Event-Driven (3.99% of Partners’ Capital)
BDCM Partners I, L.P.		3,043,271
Credit Distressed Blue Line Fund, L.P. (2)		1,759,403
Fortelus Special Situations Fund LP		750,017

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (3.99% of Partners’ Capital) (continued)
Harbinger Capital Partners Fund I, L.P. (2)		$3,438,702
Harbinger Capital Partners Fund II, L.P.		325,038
Harbinger Capital Partners Special Situations Fund, L.P.		390,700
Harbinger Class L Holdings (U.S.), LLC		28,510
Harbinger Class LS Holdings I (U.S.) Trust (2)	592	786,613
Harbinger Class PE Holdings (U.S.) Trust	1	375,637
Prospect Harbor Credit Partners LP		30,711
Global Macro and Trading (6.99% of Partners’ Capital)
D.E. Shaw Heliant Fund, LLC (2)		10,342,035
Kepos Alpha Fund LP		8,813,854
Private Equity (31.15% of Partners’ Capital)
Accel-KKR Capital Partners III, LP (1)		2,349,145
Advent Latin American Private Equity Fund IV-F L.P.		517,123
Advent Latin American Private Equity Fund V-F L.P.		2,317,456
Armadillo Litigation Finance II (1)		2,290,013
Artis Bracket Computing SPV, L.P.		145,374
Artis Juicy SPV, L.P.		443,167
Artis Ventures II, L.P.		3,228,851
Audax Mezzanine Fund II, L.P. (1)		167,844
Aviator Capital Mid-Life Us Feeder Fund, LP (1)		2,698,961
BDCM Opportunity Fund II, L.P. (1)		1,486,696
BLC Secured Credit Partners II		1,592,882
BLC Secured Credit Partners LLC - Series 14-3C		1,245,632
Capital Royalty Partners LP (1)		8,307
Catterton Growth Partners, L.P.		1,916,565
Chrysalis Ventures III, L.P.		284,341
Colbeck Strategic Lending Onshore Feeder, LP		571,533
Column Group II, LP		5,277,761
Column Group III, LP		479,089
Crestline Opportunities Fund III, LLC (1)		1,486,364
Crosslink Crossover Fund IV, L.P.		62,844
Crosslink Crossover Fund V, L.P.		398,584
Crosslink Crossover Fund VI, L.P.		3,609,991
Dace Ventures I, LP		162,045
Fairhaven Capital Partners, L.P.		1,980,571
Founders Fund III, LP		3,975,166
Founders Fund IV, LP		4,592,960

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (31.15% of Partners’ Capital) (continued)
Freedom Participation Partners I, LLC		$2,248,007
Garrison Opportunity Fund II A LLC		803,861
Garrison Opportunity Fund LLC (1)		265,934
HealthCor Partners Fund, L.P.		1,300,062
ILS Property & Casualty Master Fund Ltd. (1)		2,895,189
Ithan Creek Partners, L.P.		150,761
Kayne Anderson Real Estate Debt, L.P. (1)		2,578,146
L-R Global Partners, L.P.		62,759
MatlinPatterson Global Opportunities Partners III L.P. (1)		1,422,677
Middle East North Africa Opportunities Fund, L.P. (2)	728	54,998
Monomoy Capital Partners II, L.P.		1,455,727
Monomoy Capital Partners, L.P.		151,605
Pine Brook Capital Partners, L.P. (1)		2,167,193
Pinto America Growth Fund, L.P.		269,290
Private Equity Investment Fund V, L.P. (1)		2,947,056
Saints Capital VI, L.P. (1)		995,903
Sanderling Venture Partners VI Co-Investment Fund, L.P.		168,102
Sanderling Venture Partners VI, L.P.		150,282
Private Equity (31.15% of Partners’ Capital)
Sterling Capital Partners II, L.P.		63,309
Sterling Group Partners II, L.P.		1,012
Sterling Group Partners III, L.P.		2,941,134
Strategic Value Global Opportunities Fund I-A, L.P.		205,990
Strattam Capital Investment Fund, L.P.		3,921,818
TAEF Fund, LLC		421,281
Tenaya Capital V, LP		711,427
Tenaya Capital VI, LP		1,348,162
The Column Group, LP		2,451,149
The Raptor Private Holdings L.P.	204	80,890
Triangle Peak Partners II Annex Fund, LP (1)		2,688,634
Trivest Fund IV, L.P.		1,722,089
Tuckerbrook SB Global Distressed Fund I, L.P.		473,556
Valiant Capital Partners LP		809,130
VCFA Private Equity Partners IV, L.P. (1)		59,068
VCFA Venture Partners V, L.P.		653,456
Vortus NPR Co-investment		595,587
Voyager Capital Fund III, L.P.		454,673
WestView Capital Partners II, L.P.		2,339,065

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (4.54% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		$5,093
Cypress Realty VI Limited Partnership		730,311
Florida Real Estate Value Fund, L.P. (1)		593,542
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)		2,778,054
Lone Star Real Estate Fund II (U.S.), L.P.		246,062
Monsoon Infrastructure & Realty Co-Invest, L.P.		2,313,225
Northwood Real Estate Co-Investors LP (1)		632,966
Northwood Real Estate Partners LP (1)		1,759,326
Parmenter Realty Fund IV, L.P. (1)		879,659
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		390,565
Pennybacker II, LP (1)		5,487
SBC Latin America Housing US Fund, LP		1,499,749
Square Mile Partners III LP (1)		600,915
Relative Value (29.59% of Partners’ Capital)
CIFC SSC Loan Fund, L.P. (2)		11,258,593
Citadel Wellington LLC		20,919,756
Eton Park Fund, L.P.		131,066
King Street Capital, L.P. (1)		133,679
Magnetar Capital Fund LP		223,459
Magnetar SPV LLC		3,012
Millennium USA LP		27,786,593
Napier Park IG Muni First Loss Fund, LP (3)		3,250,000
OZ Asia Domestic Partners, LP		147,303
PIPE Equity Partners, LLC (2)		498,652
PIPE Select Fund, LLC (2)		1,682,990
Prophet Opportunity Partners LP		6,019,591
Stark Investments Ltd Partnership (1)		1,673
Stark Select Asset Fund, LLC		159,653
STS Partners Fund, LP		8,828,041
Total United States		237,269,869
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		301,719,282	110.15%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.01% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		$15,116
Private Equity (0.06% of Partners’ Capital)
Q China Holdings Ltd.	535	61,950
Q India Holdings Ltd.	2,429	94,183
Quorum Fund Ltd.	1,608	13,820
Relative Value (0.15% of Partners’ Capital)
CRC Credit Fund Ltd.	8,462	400,993
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		586,062
Total Passive Foreign Investment Companies		586,062	0.22%
Private Corporations
United States
Real Estate (0.02% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		22,324
Legacy Partners Realty Fund III, Inc.		26,337
Total Private Corporations		48,661	0.02%
Total Investments in Investment Funds (Cost $296,380,996)		302,354,005	110.39%
Investments in Securities
Common Stocks
United States
Financials (0.44% of Partners’ Capital)
Ellington Financial LLC (1)	74,579	1,208,926
Total Common Stocks		1,208,926	0.44%
Preferred Stocks
United States
Food Technology (0.11% of Partners’ Capital)
Credible Inc., Series A Preferred Stock	19,842	299,995
Professional Services (0.15% of Partners’ Capital)
Hired, Inc., Series C Preferred Stock	78,280	420,364
Total Preferred Stocks		720,359	0.26%
Total Investments in Securities (Cost $2,051,637)		1,929,285	0.70%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Purchase Agreements
Convertible Note Purchase Agreements
United States
Healthcare (0.00% of Partners’ Capital)
Nuclea Biotechnologies, Inc. (4)		$—
Food Technology (0.04% of Partners’ Capital)
Credible, Inc.		100,000
Total Purchase Agreements (Cost $800,000)		100,000	0.04%
Total Investments (Cost $299,232,633)		$304,383,290	111.13%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2017 were $45,061,708. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund's Capital (See Note 5b)
(4)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers. (See Note 2i)

Total Return Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Lyxor Swap	Societe Generale	7/21/2017	$10,796,751	$(610,096)

Credit Default Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
iTraxx Swap	Goldman Sachs	12/20/2021	€50,000,000	$(1,362,518)

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2017
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $28,658)	$1,203,269
Interest income	195,667
Other Income	9,667
Total investment income	1,408,603
Expenses:
Investment Management Fees	1,420,536
Administration fees	85,014
Professional fees	317,963
Consulting fees	45,001
Custodian fees	35,917
Directors fees	58,920
Interest expense	990,450
Other expenses	347,146
Total expenses	3,300,947
Net investment loss	(1,892,344)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	1,803,214
Net realized gain (loss) from swap agreements	188,499
Change in unrealized appreciation/depreciation	4,660,123
Net realized and unrealized gain (loss):	6,651,836
Net increase in partners’ capital resulting from operations	$4,759,492

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2016 and
Six Months Ended June 30, 2017 (Unaudited)

Partners’ capital at December 31, 2015	$315,002,632
Contributions	3,688,888
Withdrawals	(31,108,537)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(1,744,051)
Net realized gain from investments and foreign currency translations	20,160,842
Net realized gain from swap agreements	223,621
Change in unrealized appreciation/depreciation	(21,214,326)
Net decrease in partners’ capital resulting from operations	(2,573,914)
Partners’ capital at December 31, 2016	$285,009,069
Contributions	—
Withdrawals	(15,862,058)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,892,344)
Net realized gain from investments and foreign currency translations	1,803,214
Net realized gain from swap agreements	188,499
Change in unrealized appreciation/depreciation	4,660,123
Net increase in partners’ capital resulting from operations	4,759,492
Partners’ capital at June 30, 2017	$273,906,503

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2017
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$4,759,492
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(20,105,021)
Proceeds from disposition of investments	33,166,361
Net realized gain from investments and foreign currency translations	(1,803,214)
Net realized gain from swap agreements	(188,499)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(6,739,048)
Change in unrealized appreciation/depreciation from swap agreements	2,078,925
Change in operating assets and liabilities:
Deposits at brokers for swaps	(1,061,591)
Interest and dividends receivable	(1,983)
Foreign currency, at value	61,714
Receivable from investments sold	4,478,297
Prepaids and other assets	(8,840)
Payable for investments purchased	(471,472)
Investment Management Fees payable	(20,155)
Payable to affiliate	359,594
Offshore withholding tax payable	134,985
Administration fees payable	12,834
Payable to Directors	(2,496)
Accounts payable and accrued expenses	(61,139)
Net cash provided by operating activities	14,588,744
Cash flows from financing activities:
Borrowings on credit facility	6,000,000
Contributions	—
Withdrawals	(14,662,058)
Net cash used in financing activities	(8,662,058)
Effect of exchange rate changes in cash	(29,467)
Net change in cash and cash equivalents	5,897,219
Cash and cash equivalents at beginning of period	7,303,761
Cash and cash equivalents at end of period	$13,200,980
Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$120,550
Cash paid for interest	990,450

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2017
(Unaudited)

(1)	ORGANIZATION

The Salient Private Access Master Fund, L.P. (formerly known as The Endowment Master Fund, L.P., the “Master Fund”), a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently seven feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2017.

Investments held by the Master Fund are valued as follows:

●
INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●
SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

●
DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed and are typically categorized as Level 1 in fair value hierarchy. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

●
OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

●
SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

(f)	DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedules of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2017, and where such derivatives are recorded:

	Assets	Liabilities
	Unrealized Gain on Swap Agreements	Unrealized Loss on Swap Agreements
Credit Risk Exposure:
Swap Agreements	$—	$1,295,063
Premiums paid on open Swap Agreements	$—	$67,455
Total	$—	$1,362,518

Equity Risk Exposure:
Swap Agreements	$—	$610,096

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2017:

	Net Realized Gain (Loss) from Derivative Instruments	Change in Unrealized Appreciation/ Depreciation from Derivative Instruments
Credit Risk Exposure:
Swap Agreements	$—	$(1,176,856)

Equity Risk Exposure:
Swap Agreements	$188,499	$(716,408)

As described above, the Master Fund utilized derivative instruments to achieve its investment objective during the six months ended June 30, 2017. The Master Fund may enter into International Swap and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with its derivative contract counterparties whereby the Master Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2017, the Master Fund is subject to master netting agreements that allow for amounts owed between the Master Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. At June 30, 2017, the Master Fund did not hold any derivatives that qualify for netting under the ISDA Master Agreements and therefore were presented on a gross basis in the financial statements.

As of June 30, 2017, the Master Fund had one total return swap agreement with Societe Generale as the counterparty with an unrealized loss of $610,096 and one credit default swap agreement with Goldman Sachs as the counterparty with an unrealized loss of $1,362,518 as presented in the Consolidated Statement of Assets, Liabilities, and Partners’ Capital.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

The following is a summary of the average monthly notional value of swap agreements in the Master Fund for the six months ended June 30, 2017, as well as the notional value of swap agreements outstanding as of June 30, 2017:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2017
Credit Default Swap Agreements	€50,000,000	€50,000,000
Total Return Swap Agreements	$10,689,038	$10,796,751

(g)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2017, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(i)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(j)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax years and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the current open tax years, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(k)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(l)	RESTRICTED SECURITIES

The Master Fund may invest a portion or all of the value of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of an Investment Fund’s net assets that may be invested in illiquid securities.

The restricted securities held at June 30, 2017 are identified below and are also presented in the Master Fund’s Schedule of Investments.

Security	% of Partners’ Capital	Acquisition Dates	Principal Amount	Cost	Fair Value
Nuclea Biotechnologies, Inc.*	0.0%	1/5/15	$700,000	$700,000	$—
Total Restricted Securities	0.0%		$700,000	$700,000	$—

*	Security has been deemed illiquid by the Adviser based on procedures approved by the Board.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

●
Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of June 30, 2017 and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1		LEVEL 2		LEVEL 3		INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$—	$—	$—	$33,852,489	$33,852,489	$—
Event-Driven	—	—	—	—	—	—	10,928,602	10,928,602	—
Global Macro and Trading	—	—	—	—	—	—	29,262,997	29,262,997	—
Private Equity	—	—	—	—	—	—	130,412,046	130,412,046	—
Real Estate	—	—	—	—	—	—	16,219,087	16,219,087	—
Relative Value	—	—	—	—	—	—	81,044,061	81,044,061	—
Passive Foreign Investment Companies
Energy	—	—	—	—	—	—	15,116	15,116	—
Private Equity	—	—	—	—	—	—	169,953	169,953	—
Relative Value	—	—	—	—	—	—	400,993	400,993	—
Private Corporations
Real Estate	—	—	—	—	—	—	48,661	48,661	—
Investment Securities
Common Stocks
Financials	1,208,926	—	—	—	—	—	—	1,208,926	—
Preferred Stocks
Food Technology	—	—	—	—	299,995	—	—	299,995	—
Professional Services	—	—	—	—	420,364	—	—	420,364	—
Convertible Note Purchase Agreement
Media	—	—	—	—	100,000	—	—	100,000	—
Derivative Instruments
Swap Agreements	—	—	—	(1,972,614)	—	—	—	—	(1,972,614)
Total	$1,208,926	$—	$—	$(1,972,614)	$820,359	$—	$302,354,005	$304,383,290	$(1,972,614)

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as investments, such as swap agreements. These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for the investment held as of June 30, 2017:

	Fair Value as of June 30, 2017	Valuation Technique	Unobservable Input	Range of Unobservable Input
Investments
Investments in Securities
Preferred Stocks
Food Technology	$299,995	Most Recent Capitalization	Private Financing	N/A
Professional Services	420,364	Most Recent Capitalization	Private Financing	N/A
Purchase Agreements
Convertible Note Purchase Agreements
Healthcare	—	Market Rate Approach	Market Interest Rate	14%
Food Technology	100,000	Market Rate Approach	Market Interest Rate	4%
Total Investments	$820,359

The following is a reconciliation of the Level 3 investment held at June 30, 2017 based on the inputs used to determine fair value:

	Balance as of December 31, 2016	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2017
Investments
Investments in Securities
Preferred Stocks
Food Technology	$299,995	$—	$—	$—	$—	$299,995
Professional Services	420,364	—	—	—	—	420,364
Purchase Agreements
Convertible Note Purchase Agreements
Healthcare	—	—	—	—	—	—
Food Technology	100,000	—	—	—	—	100,000
Total Investments	$820,359	$—	$—	$—	$—	$820,359

The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2017 is $0.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2017, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$33,868	$7,610	up to 10 years	N/A	N/A	Up to 15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	10,928	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	29,263	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	130,582	32,176	up to 10 years	N/A	N/A	Up to 10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	16,268	5,276	up to 10 years	N/A	N/A	Up to 10 years
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	81,445	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$302,354	$45,062

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

*
The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)
This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)
This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)
This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)
This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)
This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)
This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2017:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Valuation Policy for Leveraged Investment	Redemption Frequency	Redemption Restrictions and Terms
Citadel Wellington LLC	7.64%
Citadel Wellington LLC seeks to achieve consistently high risk-adjusted rates of return in connection with the strategies employed. Citadel Advisors LLC generally employs, for the benefit of Citadel Wellington LLC, complex proprietary investment strategies, based on quantitative analysis as well as fundamental research, taking both long and short positions in a broad range of investment instruments, including securities, options, futures, currencies, derivatives and other assets.

The initial pricing of the investment portfolio is the responsibility of the fund's investment team. The guidelines, policies and practices for pricing each instrument type are firmly established. These in-house values are then verified with the fund's administrator. Daily and monthly P&L reporting, price verification, and the responsibility for maintaining these procedures and approving any changes in practices is done independently. In addition, independent price verifications are performed each month and all significant variances are analyzed.
				Quarterly	5% fund level gate subject to quarterly withdrawal allowances

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Valuation Policy for Leveraged Investment	Redemption Frequency	Redemption Restrictions and Terms
Millenium USA LP	10.14%
Millenium USA, LP invests a substantial portion of its capital in Millenium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.

The NAV is produced on a monthly basis after performing certain checks on valuation and reconciliation information received from management. Security positions and cash balances are reconciled with the Master Fund’s records based on confirmations or statements that are independently received from prime brokers and other financial institutions that hold assets of Millennium USA and the Master fund. When prices are outside of preset tolerance levels, valuations are discussed with Millennium’s operations staff. Prices will be changed if a more reliable price can be obtained. Independent monthly risk reports as well as an operational review focusing on manager organization, fund structure, back office, valuation and independent oversight are also provided for Millennium. Millennium’s internal audit function is co-sourced/ outsourced to an independent registered public accounting firm. Twice a year, an independent portfolio valuation on certain illiquid securities is also performed.
				Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required,

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the year, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2017 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $20,105,021 and $18,182,617 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2017, was $299,232,633 resulting in accumulated net unrealized appreciation of $5,150,657 consisting of $64,213,894 in gross unrealized appreciation and $59,063,237 in gross unrealized depreciation.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(b)	AFFILIATED INVESTMENT FUNDS

At June 30, 2017, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. The activity resulting from investments in these Investment Funds, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2017) is shown below:

Investment Funds	Shares 12/31/2016	Shares 6/30/2017	Fair Value 12/31/2016	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2017	Interest/ Dividend Income
CIFC SSC Loan Fund, L.P.			$16,004,531		$(5,000,000)		$254,062	$11,258,593	$—
Credit Distressed Blue Line Fund, L.P.			1,813,374	$—	—	$—	(53,971)	1,759,403	—
D.E. Shaw Heliant Fund, LLC			10,944,154	—	—	—	(602,119)	10,342,035	—
Harbinger Capital Partners Fund I, L.P.			3,375,696	—	—	—	63,006	3,438,702	—
Harbinger Class LS Holdings I (U.S.) Trust	592	592	1,083,086	—	—	—	(296,473)	786,613	—
Middle East North Africa Opportunities Fund, L.P.	728	728	56,170	—	—	—	(1,172)	54,998	—
Napier Park IG Muni First Loss Fund, LP			3,250,000	—	(134,427)	—	134,427	3,250,000	—
ORBIS Real Estate Fund I			2,116,097	9,749	(9,749)	—	(315,667)	1,800,430	—
PIPE Equity Partners, LLC			670,812	—	—	—	(172,160)	498,652	—
PIPE Select Fund, LLC			2,478,296	—	—	—	(795,306)	1,682,990	—
			$41,792,216	$9,749	$(5,144,176)	$—	$(1,785,373)	$34,872,416	$—

*	Sales include return of capital

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended June 30, 2017, was $85,014.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2017, $1,420,536 was incurred for Investment Management Fees.

(b)	PLACEMENT AGENTS

The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2017, the two largest non-affiliated sub-placement agents service approximately 52.31% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9)	FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on October 29, 2014. The terms of the Credit Agreement provide a $60,000,000 secured revolving credit facility.

Borrowings under the Credit Agreement are secured by the Master Fund’s investments. The Credit Agreement provides for a commitment fee of 1.50% per annum on unused capacity above a certain threshold plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus 2.24% per annum as defined in the Credit Agreement. The average principal balance and weighted average interest rate for the six months ended June 30, 2017, was approximately $37,988,950 and 3.35% respectively. At June 30, 2017, the principal balance outstanding was $42,000,000 at an interest rate of 3.44%. The Credit Agreement expires on October 29, 2018.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2017
(Unaudited)

(10)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net investment loss to average partners’ capital(1)	(1.36)%	(0.59)%	(0.30)%	(1.79)%	(0.74)%	(0.81)%
Expenses to average partners’ capital(1),(2)	2.36%	1.73%	1.67%	2.68%	1.37%	1.49%
Portfolio turnover	5.94%	16.94%	12.52%	16.96%	16.95%	20.88%
Total return(3)	1.69%	(0.73)%	2.94%	6.43%	4.67%	2.50%
Partners’ capital, end of period (000s)	$273,907	$285,009	$315,003	$319,160	$2,064,041	$3,071,734

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year.
(2)
Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

(3)	Calculated as geometrically linked monthly returns for each month in the period.

(11)	SUBSEQUENT EVENTS

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer to repurchase interests in an amount of up to $6,900,000 be made for the quarter ending September 30, 2017 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with an August 31, 2017 expiration date (“Expiration Date”). In response to the number of partners electing to tender their Interests as of the Expiration Date, which amounted to approximately $78 million in gross redemptions, the Adviser, in its discretion, will pro-rate the amount elected to be tendered in accordance with the Master Fund’s repurchase procedures. The final amount that is accepted by the Master Fund will appear in the next report to partners.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2017.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2017
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Salient Private Access Master Fund, L.P., the Salient Private Access Registered Fund, L.P., the Salient Private Access Institutional Fund, L.P, and the Salient Private Access TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000, paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, an annual fee of $833 for each Compliance committee member and $625 for each Audit and Valuation committee member, an annual fee of $5,000 for the valuation committee chairman and $3,000 for each other committee chair, each of which is paid quarterly, and an annual fee of $5,000, paid quarterly, to the Lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2017.

Asset Class(1)	Fair Value	%
Energy	$33,867,605	11.13
Event-Driven	10,928,602	3.59
Financials	1,208,926	0.40
Food Technology	399,995	0.13
Global Macro and Trading	29,262,997	9.61
Private Equity	130,581,999	42.90
Professional Services	420,364	0.14
Real Estate	16,267,748	5.34
Relative Value	81,445,054	26.76
Total Investments	$304,383,290	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2017
(Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Private Access TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 29, 2017

By (Signature and Title)	/s/ John E. Price
John E. Price
Interim Principal Financial Officer

Date:	August 29, 2017